SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation of sponsored funds and Derivative financial instruments (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($) contract
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gain or loss recognized upon deconsolidation	$ 0
Number of outstanding future contracts | contract	0	34
Notional value		$ 5,951,530
Remaining contract term (in months)		2 months 18 days
Futures realized gain/(loss)	$ 2,316,585	$ 1,766,679